Deutsche Investment Management Americas Inc.
                                    One Beacon Street
                                    Boston, MA 02108

                                    July 1, 2008


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549


RE: DWS Enhanced S&P 500 Index Fund (the "Fund"), a series of DWS Value Equity Trust (the "Trust") (Reg. Nos. 2-78724 File No. 881-1444),


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 76 to the Trust's Registration Statement on Form N-1A (the "Amendment"), does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on June 27, 2008.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-2557.

                                    Very truly yours,


                                    /s/David A. Rozenson

                                    David A. Rozenson
                                    Director and Counsel
                                    Deutsche Investment Management Americas Inc.



cc:      Adam M. Schlichtmann, Ropes & Gray LLP